Note 17 - Income Taxes (Details) - Income Tax Loss Carryforwards Expiration Dates (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014
Operating Loss Carryforwards [Line Items]
Expiry year	$ 110,801
Canada [Member] | Expire Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	1,295
Canada [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	1,295
United States [Member] | Expire Year Four [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	1,458
United States [Member] | Expire Year Five [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	2,996
United States [Member] | Expire Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	13,401
United States [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	17,855
EMEA [Member] | Expire Year Two [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	798
EMEA [Member] | Expire Year Four [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	609
EMEA [Member] | Expire Year Five [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	485
EMEA [Member] | Expire Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	79,470
EMEA [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	81,362
Asia Pacific [Member] | Expire Next 12 Months [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	614
Asia Pacific [Member] | Expire Year Two [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	342
Asia Pacific [Member] | Expire Year Three [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	173
Asia Pacific [Member] | Expire Year Four [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	310
Asia Pacific [Member] | Expire Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	8,850
Asia Pacific [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	10,289
Expire Next 12 Months [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	614
Expire Year Two [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	1,140
Expire Year Three [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	173
Expire Year Four [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	2,377
Expire Year Five [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	3,481
Expire Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Expiry year	$ 103,016